Borrowings and Lines of Credit (Long-Term Debt) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Project financing obligations		$ 155	$ 191
Total principal long-term debt		23,299	19,439
Other debt (including capitalized leases)		189	306
Other (fair market value adjustments, discounts and debt issuance costs)		1	60
Total long-term debt		23,300	19,499
Less: current portion		1,603	179
Long-term debt, net of current portion		21,697	19,320
Long Term Debt Maturities Repayments Of Principal In Next Twelve Months		1,603
Long Term Debt Maturities Repayments Of Principal In Year Two		2,012
Long Term Debt Maturities Repayments Of Principal In Year Three		1,299
Long Term Debt Maturities Repayments Of Principal In Year Four		1,460
Long Term Debt Maturities Repayments Of Principal In Year Five		2,034
Long Term Debt Maturities Repayments Of Principal After Year Five		14,891
Notes 5.375% Due 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 0	1,000
Debt Instrument, Interest Rate, Stated Percentage		5.375%
Debt Instrument, Maturity Year Date		2017
Debt Instrument, Call Feature		We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 1.800% Due 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 1,500	1,500
Debt Instrument, Interest Rate, Stated Percentage		1.80%
Debt Instrument, Maturity Year Date		2017
Debt Instrument, Call Feature		We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
EURIBOR plus 0.800% floating rate notes due 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 783	0
Debt Instrument, Maturity Year Date		2018
Debt Instrument, Call Feature		The three-month EURIBOR rate as of December 30, 2016 was approximately 0.319%. The notes may be redeemed at our option in whole, but not in part, at any time in the event of certain developments affecting U.S. taxation.
Junior subordinated notes 1.778% due 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount		$ 1,100	1,100
Debt Instrument, Interest Rate, Stated Percentage		1.778%
Debt Instrument, Maturity Year Date		2018
Notes 6.800% Due 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount		$ 99	99
Debt Instrument, Interest Rate, Stated Percentage		6.80%
Debt Instrument, Maturity Year Date		2018
LIBOR plus 0.350% floating rate notes due 2019
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]	$ 350	0
Debt Instrument, Maturity Year Date		2019
Debt Instrument, Call Feature		The three-month LIBOR rate as of December 30, 2016 was approximately 0.998%.
Notes 1.500% Due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 650	0
Debt Instrument, Interest Rate, Stated Percentage		1.50%
Debt Instrument, Maturity Year Date		2019
Debt Instrument, Call Feature		We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 6.125% Due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 0	1,250
Debt Instrument, Interest Rate, Stated Percentage		6.125%
Debt Instrument, Maturity Year Date		2019
Debt Instrument, Call Feature		We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 8.875% Due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount		$ 271	271
Debt Instrument, Interest Rate, Stated Percentage		8.875%
Debt Instrument, Maturity Year Date		2019
Notes 4.500% Due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 1,250	1,250
Debt Instrument, Interest Rate, Stated Percentage		4.50%
Debt Instrument, Maturity Year Date		2020
Debt Instrument, Call Feature		We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 4.875% Due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount		$ 171	171
Debt Instrument, Interest Rate, Stated Percentage		4.875%
Debt Instrument, Maturity Year Date		2020
Notes 1.950% Due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 750	0
Debt Instrument, Interest Rate, Stated Percentage		1.95%
Debt Instrument, Maturity Year Date		2021
Debt Instrument, Call Feature		We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 1.125% Due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[4]	$ 992	0
Debt Instrument, Interest Rate, Stated Percentage		1.125%
Debt Instrument, Maturity Year Date		2021
Debt Instrument, Call Feature		We may redeem these notes, in whole or in part, at our option at any time. If redeemed earlier than three months prior to the stated maturity date, the redemption price in Euro shall equal the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on an annual basis at a rate based upon a comparable German federal government bond whose maturity is closest to the maturity of the notes plus 15-30 basis points. In addition, the notes may be redeemed at our option in whole, but not in part, at any time in the event of certain developments affecting U.S. taxation.
Notes 8.750% Due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount		$ 250	250
Debt Instrument, Interest Rate, Stated Percentage		8.75%
Debt Instrument, Maturity Year Date		2021
Notes 3.100% Due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 2,300	2,300
Debt Instrument, Interest Rate, Stated Percentage		3.10%
Debt Instrument, Maturity Year Date		2022
Debt Instrument, Call Feature		We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 1.250% due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[4]	$ 783	817
Debt Instrument, Interest Rate, Stated Percentage		1.25%
Debt Instrument, Maturity Year Date		2023
Debt Instrument, Call Feature		We may redeem these notes, in whole or in part, at our option at any time. If redeemed earlier than three months prior to the stated maturity date, the redemption price in Euro shall equal the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on an annual basis at a rate based upon a comparable German federal government bond whose maturity is closest to the maturity of the notes plus 15-30 basis points. In addition, the notes may be redeemed at our option in whole, but not in part, at any time in the event of certain developments affecting U.S. taxation.
Notes 2.650% Due 2026 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 1,150	0
Debt Instrument, Interest Rate, Stated Percentage		2.65%
Debt Instrument, Maturity Year Date		2026
Debt Instrument, Call Feature		We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 1.875% Due 2026 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[4]	$ 522	0
Debt Instrument, Interest Rate, Stated Percentage		1.875%
Debt Instrument, Maturity Year Date		2026
Debt Instrument, Call Feature		We may redeem these notes, in whole or in part, at our option at any time. If redeemed earlier than three months prior to the stated maturity date, the redemption price in Euro shall equal the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on an annual basis at a rate based upon a comparable German federal government bond whose maturity is closest to the maturity of the notes plus 15-30 basis points. In addition, the notes may be redeemed at our option in whole, but not in part, at any time in the event of certain developments affecting U.S. taxation.
Notes 7.100% Due 2027 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount		$ 141	141
Debt Instrument, Interest Rate, Stated Percentage		7.10%
Debt Instrument, Maturity Year Date		2027
Notes 6.700% Due 2028 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount		$ 400	400
Debt Instrument, Interest Rate, Stated Percentage		6.70%
Debt Instrument, Maturity Year Date		2028
Notes 7.500% Due 2029 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 550	550
Debt Instrument, Interest Rate, Stated Percentage		7.50%
Debt Instrument, Maturity Year Date		2029
Debt Instrument, Call Feature		We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 5.400% Due 2035 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 600	600
Debt Instrument, Interest Rate, Stated Percentage		5.40%
Debt Instrument, Maturity Year Date		2035
Debt Instrument, Call Feature		We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 6.050% Due 2036 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 600	600
Debt Instrument, Interest Rate, Stated Percentage		6.05%
Debt Instrument, Maturity Year Date		2036
Debt Instrument, Call Feature		We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 6.800% Due 2036 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount		$ 134	134
Debt Instrument, Interest Rate, Stated Percentage		6.80%
Debt Instrument, Maturity Year Date		2036
Notes 7.000% Due 2038 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount		$ 159	159
Debt Instrument, Interest Rate, Stated Percentage		7.00%
Debt Instrument, Maturity Year Date		2038
Notes 6.125% Due 2038 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 1,000	1,000
Debt Instrument, Interest Rate, Stated Percentage		6.125%
Debt Instrument, Maturity Year Date		2038
Debt Instrument, Call Feature		We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 5.700% Due 2040 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 1,000	1,000
Debt Instrument, Interest Rate, Stated Percentage		5.70%
Debt Instrument, Maturity Year Date		2040
Debt Instrument, Call Feature		We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 4.500% Due 2042 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 3,500	3,500
Debt Instrument, Interest Rate, Stated Percentage		4.50%
Debt Instrument, Maturity Year Date		2042
Debt Instrument, Call Feature		We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 4.150% Due 2045 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 850	850
Debt Instrument, Interest Rate, Stated Percentage		4.15%
Debt Instrument, Maturity Year Date		2045
Debt Instrument, Call Feature		We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 3.750% Due 2046 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 1,100	$ 0
Debt Instrument, Interest Rate, Stated Percentage		3.75%
Debt Instrument, Maturity Year Date		2046
Debt Instrument, Call Feature		We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.

[1]	We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
[2]	The three-month EURIBOR rate as of December 30, 2016 was approximately -0.319%. The notes may be redeemed at our option in whole, but not in part, at any time in the event of certain developments affecting U.S. taxation.
[3]	The three-month LIBOR rate as of December 30, 2016 was approximately 0.998%.
[4]	We may redeem these notes, in whole or in part, at our option at any time. If redeemed earlier than three months prior to the stated maturity date, the redemption price in Euro shall equal the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on an annual basis at a rate based upon a comparable German federal government bond whose maturity is closest to the maturity of the notes plus 15-30 basis points. In addition, the notes may be redeemed at our option in whole, but not in part, at any time in the event of certain developments affecting U.S. taxation.